8B. Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Allowance for Doubtful Accounts
	Year Ended December 31,
	2013	2012
Beginning balance	$12	$20
Additions / (Adjustments)	6	(8)
Balance	$18	$12

Schedule of Inventory Reserves
	Year Ended December 31,
	2013	2012
Beginning balance	$52	$64
Additions / (Adjustments)	132	(12)
Balance	$184	$52